Share-based Payments - Additional Information (Details) £ in Millions	3 Months Ended
	Mar. 31, 2020 GBP (£) shares	Mar. 31, 2019 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	0	120,750
Share-based payment expense | £	£ 0.9	£ 0.4